Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2018
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 30 Employee benefits: variable compensation

a) Plans offered

The Group has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors. These compensation plans are also designed to meet regulatory requirements. The most significant compensation plans are described below.

  Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

EOP awards granted to GEB members and certain other employees will only vest if both Group and business division performance conditions are met. For all awards granted for the performance year 2017 (awarded in early 2018) and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Starting with the EOP awards granted in 2019 for the performance year 2018, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted prior to February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable remuneration. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award.

Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

DCCP awards granted up to January 2015 represent a right to receive a cash payment at vesting. For awards granted since February 2015, DCCP takes the form of notional additional tier 1 (AT1) capital instruments, which at the discretion of UBS can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.

Awards are forfeited if a viability event occurs, that is, if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. Additionally, they are written down if the Group’s common equity tier 1 capital ratio falls below 10% for GEB members and below 7% for all other employees. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

For awards granted up to January 2015, interest on the awards is paid annually, provided that UBS achieved an adjusted profit before tax in the preceding year. For awards granted since February 2015, interest payments are discretionary. Where interest payments are not permitted, such as for MRTs, the DCCP award reflects the fair value of the granted non-interest-bearing award.

The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Asset Management EOP

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.

Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

Other compensation plans

Equity Plus Plan (Equity Plus)

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash.

Role-based allowances (RBAs)

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBAs consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

The following plans have been discontinued. Expenses related to these plans were fully recognized in the income statement in periods prior to 2018. Any remaining outstanding options and stock appreciation rights under these awards will expire during 2019.

Senior Executive Equity Ownership Plan (SEEOP)

Up to February 2012, GEB members and selected senior executives received a portion of their mandatory deferral in UBS shares or notional shares, which vested in equal installments over a five-year vesting period and were forfeitable if certain conditions had not been met. The employee’s business division or the Group as a whole had to be profitable in the financial year preceding scheduled vesting. Awards granted under SEEOP were settled by delivering UBS shares at vesting. No SEEOP awards have been granted since 2012.

Senior Executive Stock Option Plan (SESOP)

Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expired 10 years from the grant date. No SESOP awards have been granted since 2008.

Long-Term Deferred Retention Senior Incentive Scheme (LTDRSIS)

Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP)

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.

Share delivery obligations

Share delivery obligations related to employee share-based compensation awards were 146 million shares as of 31 December 2018 (31 December 2017: 166 million shares). Share delivery obligations are calculated on the basis of unvested notional share awards, options and stock appreciation rights, taking applicable performance conditions into account.

As of 31 December 2018, UBS held 118 million treasury shares (31 December 2017: 132 million) that were available to satisfy share delivery obligations. Treasury shares held are delivered to employees at exercise or vesting. However, share delivery obligations related to certain options and stock appreciation rights can also be satisfied by shares issued out of conditional capital. As of 31 December 2018, the number of UBS Group AG shares that could have been issued out of conditional capital for this purpose was 125 million (31 December 2017: 128 million).

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information on compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2018, as well as expenses that were deferred and will be recognized in the income statement for 2019 and later. The majority of expenses deferred to 2019 and later that are related to the performance year 2018 relates to awards granted in March 2019. The total compensation expense for unvested share-based awards granted up to 31 December 2018 will be recognized in future periods over a weighted average period of 2.3 years.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2018			Expenses deferred to 2019 and later
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: Other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Replacement payments	7	64	72	60	41	102
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	123	0	123	0	0	0
Retention plan and other payments	33	33	66	24	33	57
Deferred Contingent Capital Plan: interest expense	0	119	119	96	195	291
Total variable compensation – other	162	80	243	180	269	450
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[1]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[2]	1,250	3,444	4,694
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 8 million; Other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 676 million.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,088	(25)	2,062	0	0	0
Deferred compensation awards	399	689	1,088	594	697	1,291
of which: Equity Ownership Plan	239	344	583	329	291	620
of which: Deferred Contingent Capital Plan	135	310	444	238	376	614
of which: Asset Management EOP	25	32	57	27	27	54
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,487	664	3,151	594	697	1,291
Replacement payments	13	59	72	86	44	130
Forfeiture credits	0	(107)	(107)	0	0	0
Severance payments	113	0	113	0	0	0
Retention plan and other payments	25	38	63	30	33	63
Deferred Contingent Capital Plan: interest expense	0	111	111	80	222	301
Total variable compensation – other	151	101	252	196	298	494
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[1]	31	723	754	369	2,058	2,428
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,718	1,749	7,467[2]	1,316	3,848	5,164
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 51 million; Other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 735 million.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
USD million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,842	(43)	1,799	0	0	0
Deferred compensation awards	379	835	1,215	677	841	1,518
of which: Equity Ownership Plan	217	491	708	511	349	861
of which: Deferred Contingent Capital Plan	136	299	435	132	460	593
of which: Asset Management EOP	26	39	66	34	26	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,221	792	3,013	677	841	1,518
Replacement payments	25	62	87	40	30	70
Forfeiture credits	0	(74)	(74)	0	0	0
Severance payments	220	0	220	0	0	0
Retention plan and other payments	26	50	76	23	26	50
Deferred Contingent Capital Plan: interest expense	0	115	115	96	239	335
Total variable compensation – other	272	153	425	159	296	455
Financial advisor variable compensation	2,682	250	2,931	194	877	1,071
of which: non-deferred cash	2,534	0	2,534	0	0	0
of which: deferred share-based awards	34	49	82	57	117	174
of which: deferred cash-based awards	114	201	315	137	760	897
Compensation commitments with recruited financial advisors[1]	43	765	808	596	2,084	2,679
Total financial advisor variable compensation	2,725	1,015	3,740	790	2,961	3,750
Total variable compensation including FA variable compensation	5,218	1,960	7,178[2]	1,626	4,097	5,723
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 831 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 41 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 872 million.

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP during 2018 and 2017 are provided in the table below.

Movements in outstanding share and performance share awards granted under the EOP
	Number of shares 2018	Weighted averagegrant date fair value(USD)	Number of shares 2017	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	162,835,713	15	165,626,088	16
Shares awarded during the year	58,329,398	17	63,872,651	15
Distributions during the year	(67,696,099)	15	(58,756,089)	16
Forfeited during the year	(6,623,984)	16	(7,906,936)	15
Outstanding, at the end of the year	146,845,027	16	162,835,713	15
of which: shares vested for accounting purposes	66,850,562		74,883,139

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2018 and 31 December 2017 was USD 39 million and USD 56 million, respectively.

Option awards

No option awards have been granted since 2009. The table below provides information on movements in outstanding option awards during 2018 and 2017. As these awards are Swiss franc-denominated, weighted average exercise prices are presented in Swiss francs.

Movements in outstanding option awards
	Number of options 2018	Weighted averageexercise price (CHF)	Number of options 2017	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	32,583,168	25	55,913,291	39
Exercised during the year[1]	(1,813,583)	12	(1,632,319)	12
Forfeited during the year	(19,752)	23	(38,995)	27
Expired unexercised	(24,182,241)	29	(21,658,809)	61
Outstanding, at the end of the year	6,567,592	14	32,583,168	25
Exercisable, at the end of the year	6,567,592	14	32,583,168	25
1 The weighted average share price upon option exercise was CHF 16.22 in 2018 (2017: CHF 16.73), resulting in an intrinsic value of CHF 7 million of options exercised during 2018 (2017: CHF 8 million).

The table below provides additional information about options outstanding as of 31 December 2018.

	Options outstanding
Range of exercise prices	Number of options outstanding	Weighted averageexercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
10.21–15.00	3,294,894	10.27	6.5	0.2
15.01–25.00	3,272,698	16.95	0.0	0.6
10.21–25.00	6,567,592		6.5

SAR awards

No SAR awards have been granted since 2009. The table below provides information on movements in outstanding SAR awards during 2018 and 2017. As these awards are Swiss franc-denominated, weighted average exercise prices are presented in Swiss francs.

Movements in outstanding SAR awards
	Number of SARs 2018	Weighted average exercise price (CHF)	Number of SARs 2017	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	8,513,415	12	10,807,315	12
Exercised during the year[1]	(2,490,146)	11	(2,212,700)	11
Forfeited during the year	(11,000)	13	(23,000)	11
Expired unexercised	(46,500)	12	(58,200)	13
Outstanding, at the end of the year	5,965,769	12	8,513,415	12
Exercisable, at the end of the year	5,965,769	12	8,513,415	12
1 The weighted average share price upon exercise of SARs was CHF 16.15 in 2018 (2017: CHF 16.70), resulting in an intrinsic value of CHF 12 million of SARs exercised during 2018 (2017: CHF 12 million).

The table below provides additional information about SARs outstanding as of 31 December 2018.

	SARs outstanding
Range of exercise prices	Number of SARs outstanding	Weighted average exercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
11.12–12.50	5,633,269	11.34	5.1	0.2
12.51–15.00	2,500	14.85	0.0	0.4
15.01–17.50	42,000	16.80	0.0	0.4
17.51–20.00	288,000	19.25	0.0	0.7
11.12–20.00	5,965,769		5.1

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2018 was approximately 18.0% (2017: 20.2%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.

UBS options and SARs awards

The fair values of options and SARs have been determined using a standard closed-formula option valuation model. The expected term of each instrument is calculated on the basis of historical employee exercise behavior patterns, taking into account the share price, strike price, vesting period and the contractual life of the instrument. The term structure of volatility is derived from the implied volatilities of traded options on UBS shares in combination with the observed long-term historical share price volatility. Expected future dividends are derived from traded UBS options or from the historical dividend pattern.

UBS AG
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 30 Employee benefits: variable compensation

a) Plans offered

UBS has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors. These compensation plans are also designed to meet regulatory requirements. The most significant compensation plans are described below.

For the majority of variable compensation awards granted under such plans to employees of UBS AG, the grantor entity is UBS Group AG. Expenses associated with these awards are charged by UBS Group AG to UBS AG. For the purpose of this Note, references to shares refer to UBS Group AG shares.

  Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

EOP awards granted to GEB members and certain other employees will only vest if both Group and business division performance conditions are met. For all awards granted for the performance year 2017 (awarded in early 2018) and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Starting with the EOP awards granted in 2019 for the performance year 2018, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted prior to February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable remuneration. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award.

Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

DCCP awards granted up to January 2015 represent a right to receive a cash payment at vesting. For awards granted since February 2015, DCCP takes the form of notional additional tier 1 (AT1) capital instruments, which at the discretion of UBS can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.

Awards are forfeited if a viability event occurs, that is, if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. Additionally, they are written down if the Group’s common equity tier 1 capital ratio falls below 10% for GEB members and below 7% for all other employees. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

For awards granted up to January 2015, interest on the awards is paid annually, provided that UBS achieved an adjusted profit before tax in the preceding year. For awards granted since February 2015, interest payments are discretionary. Where interest payments are not permitted, such as for MRTs, the DCCP award reflects the fair value of the granted non-interest-bearing award.

The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Asset Management EOP

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.

Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

Other compensation plans

Equity Plus Plan (Equity Plus)

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash.

Role-based allowances (RBAs)

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBAs consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

The following plans have been discontinued. Expenses related to these plans were fully recognized in the income statement in periods prior to 2018. Any remaining outstanding options and stock appreciation rights under these awards will expire during 2019.

Senior Executive Equity Ownership Plan (SEEOP)

Up to February 2012, GEB members and selected senior executives received a portion of their mandatory deferral in UBS shares or notional shares, which vested in equal installments over a five-year vesting period and were forfeitable if certain conditions had not been met. The employee’s business division or the Group as a whole had to be profitable in the financial year preceding scheduled vesting. Awards granted under SEEOP were settled by delivering UBS shares at vesting. No SEEOP awards have been granted since 2012.

Senior Executive Stock Option Plan (SESOP)

Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expired 10 years from the grant date. No SESOP awards have been granted since 2008.

Long-Term Deferred Retention Senior Incentive Scheme (LTDRSIS)

Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP)

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information on compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2018, as well as expenses that were deferred and will be recognized in the income statement for 2019 and later. The majority of expenses deferred to 2019 and later that are related to the performance year 2018 relates to awards granted in March 2019. The total compensation expense for unvested share-based awards granted up to 31 December 2018 will be recognized in future periods over a weighted average period of 2.3 years.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2018			Expenses deferred to 2019 and later
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: Other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Replacement payments	7	61	68	58	40	99
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	106	0	106	0	0	0
Retention plan and other payments	31	33	64	23	33	56
Deferred Contingent Capital Plan: interest expense	0	116	116	96	191	288
Total variable compensation – other	144	75	220	178	264	442
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[1]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[2]	1,233	3,424	4,656
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 7 million; Other personnel expenses: USD 22 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	1,982	(24)	1,958	0	0	0
Deferred compensation awards	392	704	1,096	589	685	1,274
of which: Equity Ownership Plan	235	364	599	322	286	608
of which: Deferred Contingent Capital Plan	132	304	436	240	369	609
of which: Asset Management EOP	25	32	57	27	27	54
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,373	680	3,054	589	685	1,274
Replacement payments	12	58	70	82	41	123
Forfeiture credits	0	(106)	(106)	0	0	0
Severance payments	95	0	95	0	0	0
Retention plan and other payments	24	38	62	30	32	62
Deferred Contingent Capital Plan: interest expense	0	110	110	80	218	297
Total variable compensation – other	131	99	231	191	291	482
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[1]	31	723	754	369	2,058	2,429
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,585	1,764	7,349[2]	1,306	3,829	5,135
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 49 million; Other personnel expenses: USD 23 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
USD million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,833	(42)	1,791	0	0	0
Deferred compensation awards	379	835	1,214	646	840	1,486
of which: Equity Ownership Plan	217	491	708	256	349	605
of which: Deferred Contingent Capital Plan	136	299	435	358	460	818
of which: Asset Management EOP	26	39	66	32	26	58
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,212	793	3,005	646	840	1,486
Replacement payments	25	62	87	40	30	70
Forfeiture credits	0	(74)	(74)	0	0	0
Severance payments	220	0	220	0	0	0
Retention plan and other payments	26	51	78	23	26	50
Deferred Contingent Capital Plan: interest expense	0	113	113	96	239	335
Total variable compensation – other	271	153	425	159	296	455
Financial advisor variable compensation	2,682	250	2,931	194	877	1,071
of which: non-deferred cash	2,534	0	2,534	0	0	0
of which: deferred share-based awards	34	49	82	57	117	174
of which: deferred cash-based awards	114	201	315	137	760	897
Compensation commitments with recruited financial advisors[1]	43	765	808	596	2,084	2,679
Total financial advisor variable compensation	2,725	1,015	3,740	790	2,961	3,750
Total variable compensation including FA variable compensation	5,208	1,961	7,170[2]	1,595	4,096	5,691
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes USD 830 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 40 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan).

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP during 2018 and 2017 are provided in the table below.

The awards presented are granted by UBS AG, but are based on UBS Group AG shares.

Movements in outstanding share and performance share awards granted under the EOP
	Number of shares2018	Weighted average grant date fair value (USD)	Number of shares2017	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	404,720	15	512,185	16
Shares awarded during the year	26,005	13	117,082	14
Distributions during the year	(228,932)	15	(212,984)	17
Forfeited during the year	0	0	(11,563)	15
Outstanding, at the end of the year	201,793	15	404,720	15
of which: shares vested for accounting purposes	133,225		132,117

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2018 and 31 December 2017 was USD 2 million and USD 5 million, respectively.

d) Valuation

Share awards

UBS AG measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2018 was approximately 18.0% (2017: 20.2%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.